INCOME TAXES	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 11. INCOME TAXES

There was no provision for federal or state income taxes for the nine months ended September 30, 2014 due to the Company’s operating losses and a full valuation reserve on deferred tax assets. In addition, Citius Pharmaceuticals, LLC (the accounting acquirer) was treated as a partnership for federal and state income taxes from inception until the Reverse Acquisition was completed. A partnership’s income or loss is allocated directly to the partners for income tax purposes. Accordingly, there was no provision for federal and state income taxes for the years ended December 31, 2013 and 2012.

The income tax benefit differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income for the nine months ended September 30, 2014 due to the following:

Computed “expected” tax benefit	(35.0%)
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.2%)
Tax reporting differences due to the reverse acquisition	11.3%
Increase in the valuation reserve	28.9%
0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at September 30, 2014 are as follows:

Deferred tax assets:
Net operating loss carryforward	$27,000
Stock-based compensation	189,000
Valuation allowance	(216,000)
Deferred tax assets	$—

At September 30, 2014, the Company had a valuation allowance of $216,000. The Company has recorded a valuation allowance against deferred tax assets as the utilization of the net operating loss carryforward and other deferred tax assets is uncertain. There were no deferred tax assets or liabilities carried forward from Trail One, Inc. (the legal acquirer in the Reverse Acquisition) as the Company did not acquire any assets or liabilities in the Reverse Acquisition. Accordingly, during the nine months ended September 30, 2014, the valuation allowance increased by $216,000. The increase in the valuation allowance during the nine months ended September 30, 2014 was due to the Company’s net operating loss. At September 30, 2014, the Company has a net operating loss carryforward of approximately $68,000 which expires in 2034.

During the nine months ended September 30, 2014, the Company did not recognize any interest and penalties. As of September 30, 2014, the Company had no uncertain tax positions. Tax years subsequent to 2010 are subject to examination by federal and state authorities.